Pension and Post-Retirement and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Change in Projected Benefit Obligation and Change in Plan Assets

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of dollars)	2017	2016	2017	2016
Change in projected benefit obligation
Projected benefit obligation, beginning of year	7,774	7,683	1,676	1,591
Current service cost	147	144	48	41
Employee contributions	49	45	—	—
Interest cost	304	308	67	66
Benefits paid	(368)	(354)	(44)	(43)
Net actuarial loss (gain)	352	(52)	(195)	14
Change due to employees transfer	—	—	—	7
Projected benefit obligation, end of year	8,258	7,774	1,552	1,676

Change in plan assets
Fair value of plan assets, beginning of year	6,874	6,731	—	—
Actual return on plan assets	662	370	—	—
Benefits paid	(368)	(354)	(34)	(43)
Employer contributions	87	108	34	43
Employee contributions	49	45	—	—
Administrative expenses	(27)	(26)	—	—
Fair value of plan assets, end of year	7,277	6,874	—	—

Unfunded status	981	900	1,552	1,676

Schedule of Benefit Obligations and Plan Assets
Hydro One presents its benefit obligations and plan assets net on its Consolidated Balance Sheets as follows:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of dollars)	2017	2016	2017	2016
Other assets[1]	1	1	—	—
Accrued liabilities	—	—	52	55
Pension benefit liability	981	900	—	—
Post-retirement and post-employment benefit liability[2]	—	—	1,507	1,628
Net unfunded status	980	899	1,559	1,683
[1] Represents the funded status of HOSSM defined benefit pension plan.
[2] Includes $7 million (2016 – $7 million) relating to HOSSM post-employment benefit plans.

Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets
The following table provides the projected benefit obligation (PBO), accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

December 31 (millions of dollars)	2017	2016
PBO	8,258	7,774
ABO	7,614	7,094
Fair value of plan assets	7,277	6,874

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations
The following weighted average assumptions were used to determine the benefit obligations at December 31, 2017 and 2016:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2017	2016	2017	2016
Significant assumptions:
Weighted average discount rate	3.40%	3.90%	3.40%	3.90%
Rate of compensation scale escalation (long-term)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.04%	4.36%
[1] 5.26% per annum in 2018, grading down to 4.04% per annum in and after 2031 (2016 – 6.25% in 2017, grading down to 4.36% per annum in and after 2031).

Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2017 and 2016. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2017	2016
Pension Benefits:
Weighted average expected rate of return on plan assets	6.50%	6.50%
Weighted average discount rate	3.90%	4.00%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15	15

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	3.90%	4.10%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15.2	15.3
Rate of increase in health care cost trends[1]	4.36%	4.36%
[1] 6.25% per annum in 2017, grading down to 4.36% per annum in and after 2031 (2016 – 6.38% in 2016, grading down to 4.36% per annum in and after 2031).

Schedule of Effect of One Percent Change in Health Care Cost Trends on Projected Benefit Obligation
The effect of a 1% change in health care cost trends on the projected benefit obligation for the post-retirement and post-employment benefits at December 31, 2017 and 2016 is as follows:

December 31 (millions of dollars)	2017	2016
Projected benefit obligation:
Effect of a 1% increase in health care cost trends	247	286
Effect of a 1% decrease in health care cost trends	(188)	(219)

Schedule of Effect of One Percent Change in Health Care Cost Trends on Service Cost and Interest Cost
The effect of a 1% change in health care cost trends on the service cost and interest cost for the post-retirement and post-employment benefits for the years ended December 31, 2017 and 2016 is as follows:

Year ended December 31 (millions of dollars)	2017	2016
Service cost and interest cost:
Effect of a 1% increase in health care cost trends	28	22
Effect of a 1% decrease in health care cost trends	(20)	(16)

Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans
The following approximate life expectancies were used in the mortality assumptions to determine the projected benefit obligations for the pension and post-retirement and post-employment plans at December 31, 2017 and 2016:

December 31, 2017				December 31, 2016
Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
Age 65		Age 45		Age 65		Age 45
Male	Female	Male	Female	Male	Female	Male	Female
22	24	23	24	22	24	23	24

Schedule of Estimated Future Benefit Payments
At December 31, 2017, estimated future benefit payments to the participants of the Plans were:

(millions of dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2018	326	53
2019	335	54
2020	342	56
2021	350	57
2022	358	58
2023 through to 2027	1,886	311
Total estimated future benefit payments through to 2027	3,597	589

Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets
The following table provides the actuarial gains and losses and prior service costs recorded within regulatory assets:

Year ended December 31 (millions of dollars)	2017	2016
Pension Benefits:
Actuarial loss (gain) for the year	159	35
Amortization of actuarial losses	(79)	(96)
	80	(61)

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain) for the year	(195)	14
Amortization of actuarial losses	(16)	(15)
Amounts not subject to regulatory treatment	4	4
	(207)	3

Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory assets that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2017 and 2016:

Year ended December 31 (millions of dollars)	2017	2016
Pension Benefits:
Actuarial loss	981	900

Post-Retirement and Post-Employment Benefits:
Actuarial loss	36	243

Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory assets at December 31 that are expected to be amortized as components of net periodic benefit costs in the following year:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of dollars)	2017	2016	2017	2016
Actuarial loss	84	79	2	6

Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations
At December 31, 2017, the Pension Plan target asset allocations and weighted average asset allocations were as follows:

	Target Allocation (%)	Pension Plan Assets (%)
Equity securities	55	60
Debt securities	35	31
Other[1]	10	9
	100	100
[1] Other investments include real estate and infrastructure investments.

Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis
The following tables present the Pension Plan assets measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2017 and 2016:

December 31, 2017 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	16	549	565
Cash and cash equivalents	153	—	—	153
Short-term securities	—	109	—	109
Derivative instruments	—	5	—	5
Corporate shares – Canadian	921	—	—	921
Corporate shares – Foreign	3,307	125	—	3,432
Bonds and debentures – Canadian	—	1,879	—	1,879
Bonds and debentures – Foreign	—	194	—	194
Total fair value of plan assets[1]	4,381	2,328	549	7,258
1 At December 31, 2017, the total fair value of Pension Plan assets and liabilities excludes $28 million of interest and dividends receivable, $10 million of pension administration expenses payable, $1 million of sold investments receivable and $1 million of purchased investments payable.

December 31, 2016 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	20	425	445
Cash and cash equivalents	146	—	—	146
Short-term securities	—	127	—	127
Corporate shares – Canadian	911	—	—	911
Corporate shares – Foreign	2,985	113	—	3,098
Bonds and debentures – Canadian	—	1,943	—	1,943
Bonds and debentures – Foreign	—	193	—	193
Total fair value of plan assets[1]	4,042	2,396	425	6,863
1 At December 31, 2016, the total fair value of Pension Plan assets excludes $27 million of interest and dividends receivable, $15 million of purchased investments payable, $9 million of pension administration expenses payable, and $7 million of sold investments receivable.

Changes in Fair Value of Financial Instruments Classified in Level 3
The gains and losses presented in the table below may include changes in fair value based on both observable and unobservable inputs.

Year ended December 31 (millions of dollars)	2017	2016
Fair value, beginning of year	425	301
Realized and unrealized gains	(31)	23
Purchases	171	151
Sales and disbursements	(16)	(50)
Fair value, end of year	549	425

Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2017 and 2016 for the Pension Plan:

Year ended December 31 (millions of dollars)	2017	2016
Current service cost	147	144
Interest cost	304	308
Expected return on plan assets, net of expenses	(442)	(432)
Amortization of actuarial losses	79	96
Net periodic benefit costs	88	116

Charged to results of operations[1]	37	45
[1] The Company accounts for pension costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2017, pension costs of $85 million (2016 – $105 million) were attributed to labour, of which $37 million (2016 – $45 million) was charged to operations, and $48 million (2016 – $60 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.

Post-Retirement and Post-Employment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2017 and 2016 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of dollars)	2017	2016
Current service cost	48	41
Interest cost	67	66
Amortization of actuarial losses	16	15
Net periodic benefit costs	131	122

Charged to results of operations	58	53